INVESTMENTS IN ASSOCIATES - The Group's investments in associates (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of associates [line items]
Share of net assets	¥ 23,544	$ 3,608	¥ 24,513
Associates [member]
Disclosure of associates [line items]
Share of net assets	¥ 23,544		¥ 24,513